INVESTMENTS IN AFFILIATED FUNDS - FINANCIAL INFORMATION PORTFOLIO FUNDS OF AFFILIATED FUNDS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2017	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial information by fund
Total Assets			$ 73,652,863	$ 117,850,930
Total Liabilities			1,912,677	2,912,636
Total Capital			71,740,186	114,938,294
NET INCOME (LOSS)			2,918,901	(8,652,706)	$ (15,751,696)
Proceeds from investment sales			45,186,987
Portfolio Funds and Affiliated Funds
Financial information by fund
Total Assets			44,504,608	69,530,678
Total Liabilities			491,966	698,815
Total Capital			44,012,642	68,831,863
Income (Loss)			6,580,543	27,262,019	(2,425,854)
Commissions				(1,134,877)
Expenses			(1,219,406)	(35,860,758)	(1,837,559)
NET INCOME (LOSS)			5,361,137	(9,733,616)	(4,263,413)
Blakeney
Financial information by fund
Total Assets			12,752,469	12,939,371
Total Liabilities			72,892	141,001
Total Capital			12,679,577	12,798,370
Income (Loss)			2,023,676	(246,302)	285,631
Expenses			(212,478)	(224,457)	(301,619)
NET INCOME (LOSS)			1,811,198	(470,759)	(15,988)
Campbell
Financial information by fund
Total Assets			7,316,145	10,859,354
Total Liabilities			55,004	130,341
Total Capital			7,261,141	10,729,013
Income (Loss)			1,269,104	(1,355,182)	(2,865,772)
Expenses			(166,976)	(236,523)	(271,928)
NET INCOME (LOSS)			1,102,128	(1,591,705)	(3,137,700)
Carlisle
Financial information by fund
Total Assets				11,744,051
Total Liabilities				98,433
Total Capital				11,645,618
Income (Loss)				(1,152,742)	776,008
Expenses				(152,437)	(115,102)
NET INCOME (LOSS)				(1,305,179)	660,906
Proceeds from investment sales		$ 8,826,829
CCP Core Macro
Financial information by fund
Total Assets				14,247,902
Total Liabilities				75,923
Total Capital				14,171,979
Income (Loss)			703,735	(1,757,466)	111,541
Expenses			(313,997)	(145,345)	(529,943)
NET INCOME (LOSS)			389,738	(1,902,811)	(418,402)
Proceeds from investment sales	$ 10,741,987
Century CAT
Financial information by fund
Total Assets			8,916,033
Total Liabilities			250,122
Total Capital			8,665,911
Income (Loss)			1,186,878		(2,697,621)
Expenses			(182,944)		(182,029)
NET INCOME (LOSS)			1,003,934		(2,879,650)
Quantica MF
Financial information by fund
Total Assets			8,928,604	10,069,651
Total Liabilities			59,738	127,622
Total Capital			8,868,866	9,942,029
Income (Loss)			2,139,225	(7,392,755)	1,731,012
Expenses			(177,384)	(230,874)	(220,354)
NET INCOME (LOSS)			1,961,841	(7,623,629)	1,510,658
Silver
Financial information by fund
Total Assets			6,591,357	9,670,349
Total Liabilities			54,210	125,495
Total Capital			6,537,147	9,544,854
Income (Loss)			(742,075)	(4,343,455)	233,347
Expenses			(165,627)	(206,272)	(216,584)
NET INCOME (LOSS)			$ (907,702)	(4,549,727)	$ 16,763
Aspect
Financial information by fund
Income (Loss)				404,556
Commissions				(169,723)
Expenses				(4,910,852)
NET INCOME (LOSS)				(4,676,019)
BlueTrend
Financial information by fund
Income (Loss)				9,245,595
Commissions				(170,694)
Expenses				(2,259,861)
NET INCOME (LOSS)				6,815,040
John Locke
Financial information by fund
Income (Loss)				1,864,422
Commissions				(74,165)
Expenses				(506,783)
NET INCOME (LOSS)				1,283,474
Lynx
Financial information by fund
Income (Loss)				2,414,522
Commissions				(79,733)
Expenses				(1,344,163)
NET INCOME (LOSS)				990,626
Transtrend
Financial information by fund
Income (Loss)				1,877,424
Commissions				(177,794)
Expenses				(921,164)
NET INCOME (LOSS)				778,466
Tudor
Financial information by fund
Income (Loss)				1,983,906
Commissions				(127,346)
Expenses				(514,687)
NET INCOME (LOSS)				1,341,873
Winton
Financial information by fund
Income (Loss)				25,719,496
Commissions				(335,422)
Expenses				(24,207,340)
NET INCOME (LOSS)				$ 1,176,734